Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$601,282.60

Principal:
Principal Collections	$7,823,988.60
Prepayments in Full	$3,513,811.24
Liquidation Proceeds	$77,991.71
Recoveries	$35,789.59
Sub Total	$11,451,581.14
Collections	$12,052,863.74

Purchase Amounts:
Purchase Amounts Related to Principal	$233,836.39
Purchase Amounts Related to Interest	$1,582.66
Sub Total	$235,419.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,288,282.79

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,288,282.79
Servicing Fee	$147,272.67	$147,272.67	$0.00	$0.00	$12,141,010.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,141,010.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,141,010.12
Interest - Class A-3 Notes	$525.93	$525.93	$0.00	$0.00	$12,140,484.19
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$12,087,101.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,087,101.94
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$12,060,538.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,060,538.94
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$12,038,972.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,038,972.94
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$12,004,432.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,004,432.27
Regular Principal Payment	$11,267,782.84	$11,267,782.84	$0.00	$0.00	$736,649.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$736,649.43
Residual Released to Depositor	$0.00	$736,649.43	$0.00	$0.00	$0.00
Total		$12,288,282.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,267,782.84
Total					$11,267,782.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$1,237,482.54	$3.79	$525.93	$0.00	$1,238,008.47	$3.79
Class A-4 Notes	$10,030,300.30	$104.91	$53,382.25	$0.56	$10,083,682.55	$105.47
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$11,267,782.84	$10.50	$136,577.85	$0.13	$11,404,360.69	$10.63

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$1,237,482.54	0.0037936	$0.00	0.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$85,579,699.70	0.8950915
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$170,487,482.54	0.1588812	$159,219,699.70	0.1483805

Pool Information
Weighted Average APR	4.095%	4.095%
Weighted Average Remaining Term	25.71	24.93
Number of Receivables Outstanding	17,262	16,736
Pool Balance	$176,727,200.32	$164,949,637.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$170,487,482.54	$159,219,699.70
Pool Factor	0.1612403	0.1504949

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$5,729,937.99
Targeted Overcollateralization Amount	$5,729,937.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,729,937.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$127,934.69
(Recoveries)		91	$35,789.59
Net Loss for Current Collection Period			$92,145.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6257%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3340%
Second Preceding Collection Period			0.6431%
Preceding Collection Period			0.8021%
Current Collection Period			0.6472%
Four Month Average (Current and Preceding Three Collection Periods)			0.6066%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,700	$7,175,227.79
(Cumulative Recoveries)			$908,382.87
Cumulative Net Loss for All Collection Periods			$6,266,844.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5718%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,939.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,693.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.91%	353	$4,802,437.03
61-90 Days Delinquent	0.40%	49	$666,284.51
91-120 Days Delinquent	0.05%	5	$87,537.41
Over 120 Days Delinquent	0.45%	46	$743,688.48
Total Delinquent Receivables	3.82%	453	$6,299,947.43

Repossession Inventory:
Repossessed in the Current Collection Period		14	$224,808.39
Total Repossessed Inventory		24	$413,456.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5304%
Preceding Collection Period			0.5503%
Current Collection Period			0.5975%
Three Month Average			0.5594%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer